Ordinary Shares (Details)								12 Months Ended
	Apr. 20, 2026 shares	Nov. 28, 2024 USD ($) shares	Sep. 13, 2024 $ / shares shares	Dec. 15, 2023 $ / shares shares	Aug. 25, 2023 USD ($) $ / shares shares	Oct. 01, 2020 CNY (¥) shares	Oct. 01, 2020 USD ($) $ / shares shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 $ / shares shares	Nov. 18, 2024 $ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares
Ordinary Shares [Line Items]
American depository share			100	10
Aggregate consideration (in Dollars) | $					$ 6,000,000
Reverse stock split				1-for-2
Addition shares authorized												19,500,000,000
Addition share par value (in Dollars per share) | $ / shares												$ 0.0001
Aggregate consideration (in Dollars) | ¥								¥ 250,422,660		¥ 43,073,399
Forecast [Member]
Ordinary Shares [Line Items]
American depositary shares current ratio	100
Common Stock [Member]
Ordinary Shares [Line Items]
Authorized capital value (in Dollars) | $													$ 50,000
Authorized ordinary shares													500,000,000
Common stock, par value per share (in Dollars per share) | $ / shares					$ 0.0001								$ 0.0001
Shares issued								1,916,667,000	116,667,000
American depository share			10
Investors ordinary shares					50,000,000
Addition share par value (in Dollars per share) | $ / shares					$ 0.0001
Addition shares issued												200,000,000
Share issued price per share (in Dollars per share) | $ / shares												$ 0.0001
American depositary shares current ratio				5
Common Stock [Member] | Forecast [Member]
Ordinary Shares [Line Items]
American depositary shares current ratio	1,000
American Depositary Shares [Member]
Ordinary Shares [Line Items]
American depository share			1	1
ADS Ratio, par value (in Dollars per share) | $ / shares			$ 0.0001	$ 0.0001
American depositary shares current ratio			1	1
American Depositary Shares [Member] | Forecast [Member]
Ordinary Shares [Line Items]
American depositary shares current ratio	1
Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Authorized ordinary shares									19,700,000,000		19,700,000,000
Common stock, par value per share (in Dollars per share) | $ / shares									$ 0.0001		$ 0.0001
Addition shares issued												19,700,000,000
Share issued price per share (in Dollars per share) | $ / shares												$ 0.0001
Ordinary shares, issued									71,667,000		1,871,667,000
Class A Ordinary Shares [Member] | Individual Investors [Member]
Ordinary Shares [Line Items]
Shares issued		1,800,000,000
Aggregate consideration (in Dollars) | $		$ 34,200,000
Class B Ordinary Shares [Member]
Ordinary Shares [Line Items]
Authorized ordinary shares									100,000,000		100,000,000
Common stock, par value per share (in Dollars per share) | $ / shares									$ 0.0001		$ 0.0001
Addition shares issued												100,000,000
Share issued price per share (in Dollars per share) | $ / shares												$ 0.0001
Ordinary shares, issued									45,000,000		45,000,000
IPO [Member]
Ordinary Shares [Line Items]
Total offering (in Dollars) | $							$ 30,800,000
Proceeds from issuance initial public offering						¥ 170,700,000	26,200,000
Aggregate consideration (in Dollars) | $							$ 30,800,000
IPO [Member] | American Depositary Shares [Member]
Ordinary Shares [Line Items]
Shares issued						3,333,400	3,333,400
American depository share						5	5
Share price (in Dollars per share) | $ / shares							$ 9.25
Share issued price per share (in Dollars per share) | $ / shares							$ 9.25